Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas
Revenue	₽ 30,610	₽ 20,897	₽ 17,880
Russia
Disclosure of geographical areas
Revenue	22,693	15,556	13,274
Other CIS
Disclosure of geographical areas
Revenue	1,393	1,098	1,099
EU
Disclosure of geographical areas
Revenue	2,353	989	807
Other countries
Disclosure of geographical areas
Revenue	₽ 4,171	₽ 3,254	₽ 2,700